Dividend Payable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 04, 2013	Oct. 03, 2012	Jul. 03, 2012	Apr. 05, 2012	Jan. 05, 2012
Dividend Payable [Abstract]
Dividend Declaration Date		Nov. 09, 2012	Aug. 13, 2012	May 04, 2012	Feb. 13, 2012	Nov. 07, 2011
Dividend Per Share		0.05	0.05	0.05	0.05	0.05
Total Dividend Paid		$ 2,410	$ 2,410	$ 2,410	$ 2,410	$ 2,421
Dividend paid to stock holders of record		2,026	2,026	2,026	2,026	2,037
Record Date		Dec. 19, 2012	Sep. 19, 2012	Jun. 20, 2012	Mar. 22, 2012	Dec. 15, 2011
Dividend Paid to Holders of 1,000 Series C shares		384	384	384	384	384
Dividend Paid to Holders of 540 Series B Preferred Stock	$ 108